Other operating items (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Gains (Losses) [Abstract]
Loss on impairment of goodwill			$ 0.0	$ 0.0	$ (3.2)
Revaluation of contingent consideration			0.0	0.7	0.0
Impairment of long-lived assets	$ (3,287.5)	$ (922.9)	(4,210.4)	0.0	0.0
Total other operating items			$ (4,210.4)	$ 0.7	$ (3.2)